Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accruals and Other Payables [Abstract]
Wages payables	$ 110	$ 23
Other payables and accruals	188	455
Deferred government grants	14	30
Other tax payables	45	21
Total accurals and other payables	$ 357	$ 529